Other Non-Current Assets - License agreement Narrative (Details) $ / shares in Units, $ in Millions		1 Months Ended				12 Months Ended
	Jan. 01, 2021 € / shares shares	Oct. 31, 2024 USD ($)	Oct. 31, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jan. 31, 2021 $ / shares shares	Dec. 31, 2022 USD ($)
AgomAb
Financial instruments and financial risk management
Fair value of non-current financial assets						$ 4
AgomAb | Preferred class B shares
Financial instruments and financial risk management
Proceeds from issue of shares				$ 38
AgomAb | Preferred class C shares
Financial instruments and financial risk management
Proceeds from issue of shares			$ 100
AgomAb | Preferred class D shares
Financial instruments and financial risk management
Proceeds from issue of shares		$ 89
Zai Lab
Financial instruments and financial risk management
Number of shares issued (in shares) | shares	568,182				568,182
Share price (in USD per share) | (per share)	€ 132				$ 132